Risk Management Policies - Summary of Sensitivity Analysis Performed Reasonably Possible Changes in Foreign Exchange Rates (Detail)	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure Foreign Currency Sensitivity Analysis [line items]
Exchange rate variation	$ 0.29
Exchange rate variation	(0.29)
Increase in profit loss	366,337,000
Decrease in profit loss	366,337,000
Increase in equity	366,337,000
Decrease in equity	(366,337,000)
US Dollar [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Exchange rate variation	0.29
Exchange rate variation	(0.29)
Increase in profit loss	336,894,000
Decrease in profit loss	336,894,000
Increase in equity	336,894,000
Decrease in equity	(336,894,000)
Euro [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Exchange rate variation	0.29
Exchange rate variation	(0.29)
Increase in profit loss	3,175,000
Decrease in profit loss	3,175,000
Increase in equity	3,175,000
Decrease in equity	(3,175,000)
Others [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Exchange rate variation	0.29
Exchange rate variation	(0.29)
Increase in profit loss	32,617,000
Decrease in profit loss	32,617,000
Increase in equity	32,617,000
Decrease in equity	$ (32,617,000)